Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Loss) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income
Total income	$ 2,817,513	$ 2,858,551	$ 2,849,785	$ 2,909,135	$ 2,923,681	$ 2,830,112	$ 2,859,579	$ 2,901,492	$ 11,434,984	$ 11,514,864
Expenses
Income Tax Benefit	233,278	267,287	277,732	309,361	218,785	230,247	327,139	290,854	1,087,658	1,067,025
Net Income	$ 697,260	$ 757,765	$ 765,506	$ 827,378	$ 704,065	$ 699,398	$ 836,403	$ 786,257	3,047,909	3,026,123
Comprehensive Income									1,081,274	3,104,981
Parent Company
Income
Dividends from subsidiary									2,500,000	2,000,000
Other income									10,544	11,712
Total income									2,510,544	2,011,712
Expenses
Other expenses									360,950	361,694
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									2,149,594	1,650,018
Income Tax Benefit									(136,020)	(137,420)
Income Before Equity in Undistributed Income of Subsidiary									2,285,614	1,787,438
Equity in Undistributed Income of Subsidiary									762,295	1,238,685
Net Income									3,047,909	3,026,123
Comprehensive Income									$ 1,081,274	$ 3,104,981